Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	SFr 57.5	SFr 54.7
Additions	22.7	11.6
Disposals	(0.5)
Amortization	(9.3)	(8.8)
Intangible assets and goodwill at end of the period	70.3	57.5
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	76.0	64.4
Intangible assets and goodwill at end of the period	96.9	76.0
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(18.5)	(9.7)
Intangible assets and goodwill at end of the period	(26.6)	(18.5)
Patents, licenses and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	41.9	44.7
Additions	16.4	1.0
Disposals	0.0
Amortization	(4.1)	(3.9)
Intangible assets and goodwill at end of the period	54.2	41.9
Patents, licenses and other rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	52.8	51.8
Intangible assets and goodwill at end of the period	69.2	52.8
Patents, licenses and other rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(10.9)	(7.0)
Intangible assets and goodwill at end of the period	(15.0)	(10.9)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	13.8	8.2
Additions	6.3	10.6
Disposals	(0.5)
Amortization	(5.2)	(4.9)
Intangible assets and goodwill at end of the period	14.4	13.8
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	21.4	10.8
Intangible assets and goodwill at end of the period	25.9	21.4
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(7.6)	(2.7)
Intangible assets and goodwill at end of the period	(11.6)	(7.6)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1.8	1.8
Additions	0.0	0.0
Disposals	0.0
Amortization	0.0	0.0
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1.8	1.8
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0.0	0.0
Intangible assets and goodwill at end of the period	SFr 0.0	SFr 0.0